PREMISES AND EQUIPMENT - Operating leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leased Assets [Line Items]
2012	$ 7,491
2013	7,126
2014	8,694
2015	5,100
2016	3,680
Thereafter	15,605
Total	$ 47,696